Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Annual Lease Payments

Future minimum annual lease payments under all non-cancelable operating leases with an initial term in excess of one year as of December 31, 2018 are as follows:

Minimum future
operating lease payments
Year ending December 31,	(U.S. $ in thousands)
2019	$8,445
2020	6,440
2021	4,362
2022	3,265
2023	1,894
Thereafter	593
24,999

Schedule of Future annual principal payments

Future annual principal payments under the Company’s Bank Loan as of December 31, 2018 are as follows:

Loan principal amount
Year ending December 31,	(U.S. $ in thousands)
2019	$5,143
2020	5,143
2021	5,143
2022	5,143
2023	5,143
Thereafter	1,428
$27,143